CONVERTIBLE NOTES - Penumbra Convertible Note - Additional Information (Details) - USD ($)		12 Months Ended
	Jun. 09, 2020	Dec. 31, 2021	Dec. 31, 2020	Aug. 02, 2019
Short Term Debt [Line Items]
Proceeds from issuance of debt		$ 0	$ 10,750,000
Stated interest rate		12.00%
Default interest rate				10.50%
Conversion price (in dollars per share)		$ 10,000
Penumbra Convertible Note
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding	$ 250,000
Proceeds from issuance of debt	$ 250,000
Debt instrument, maturity date	Jun. 09, 2021
Stated interest rate	6.00%
Default interest rate	18.00%
Conversion price (in dollars per share)	$ 0.50